Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The HR and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1 ($) (1)	Summary Compensation Table Total for PEO 2 ($) (1)	Compensation Actually Paid to PEO 1 ($) (1)(2)(3)	Compensation Actually Paid to PEO 2 ($) (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)(3)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Net Revenue ($ Millions) (5)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024		15,518,947		40,920,263	5,645,290	12,940,595	224.90	135.41	(1,959)	16,544

2023		25,706,880		26,191,537	4,522,802	4,825,132	106.53	124.97	(615)	15,846

2022	15,529,138		17,214,057		3,977,166	4,426,020	93.06	123.43	(2,499)	14,925

2021	14,681,772		7,570,056		3,740,840	3,075,466	81.73	129.31	456	15,878

2020	15,724,518		10,866,321		3,997,258	3,783,167	98.47	114.32	(4,099)	16,659
(1)
Kåre Schultz (PEO 1) was our PEO for the years 2020 through 2022. Richard Francis (PEO 2) was the CEO in 2023 and 2024. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022	2023	2024

Eli Kalif	Eli Kalif	Eli Kalif	Eli Kalif	Eli Kalif

Dr. Hafrun Fridriksdottir	Dr. Sven Dethlefs	Dr. Sven Dethlefs	Richard Daniell	Dr. Eric Hughes

Brendan O’Grady	Eric Drapé	Mark Sabag	Eric Drapé	Richard Daniell

Eric Drapé	Mark Sabag	Eric Drapé	Mark Sabag	Christine Fox

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)

2024	15,518,947	(8,999,988)	34,401,304	40,920,263

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	5,645,290	(3,524,983)	10,820,288	12,940,595

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)

2024	14,758,910	18,994,534	0	647,860	0	0	34,401,304

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	5,780,552	4,549,484	0	490,252	0	0	10,820,288
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Select Pharmaceuticals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Select Pharmaceuticals Total Return Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined
Net Revenue
to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2024. This performance measure may not have been the most important financial performance measure for years 2020 through 2023 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote

2020	2021	2022	2023	2024

Eli Kalif	Eli Kalif	Eli Kalif	Eli Kalif	Eli Kalif

Dr. Hafrun Fridriksdottir	Dr. Sven Dethlefs	Dr. Sven Dethlefs	Richard Daniell	Dr. Eric Hughes

Brendan O’Grady	Eric Drapé	Mark Sabag	Eric Drapé	Richard Daniell

Eric Drapé	Mark Sabag	Eric Drapé	Mark Sabag	Christine Fox

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Select Pharmaceuticals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Select Pharmaceuticals Total Return Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)

2024	15,518,947	(8,999,988)	34,401,304	40,920,263

Non-PEO NEO Average Total Compensation Amount	$ 5,645,290	$ 4,522,802	$ 3,977,166	$ 3,740,840	$ 3,997,258
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,940,595	4,825,132	4,426,020	3,075,466	3,783,167
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	5,645,290	(3,524,983)	10,820,288	12,940,595

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid, Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the Dow Jones U.S. Select Pharmaceuticals Total Return Index.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid, Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the Dow Jones U.S. Select Pharmaceuticals Total Return Index.

Tabular List, Table
Tabular List of Most Important Financial and
Non-Financial
Performance Measures
The following table presents the financial and
non-financial
performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked
.

Net Revenue Free Cash Flow Non-GAAP Earnings Per Share Stock Price

Total Shareholder Return Amount	$ 224.9	106.53	93.06	81.73	98.47
Peer Group Total Shareholder Return Amount	135.41	124.97	123.43	129.31	114.32
Net Income (Loss)	$ (1,959,000,000)	$ (615,000,000)	$ (2,499,000,000)	$ 456,000,000	$ (4,099,000,000)
Company Selected Measure Amount	16,544,000,000	15,846,000,000	14,925,000,000	15,878,000,000	16,659,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
Kare Schultz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 15,529,138	$ 14,681,772	$ 15,724,518
PEO Actually Paid Compensation Amount			$ 17,214,057	$ 7,570,056	$ 10,866,321
PEO Name			Kåre Schultz	Kåre Schultz	Kåre Schultz
Richard Francis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,518,947	$ 25,706,880
PEO Actually Paid Compensation Amount	$ 40,920,263	$ 26,191,537
PEO Name	Richard Francis	Richard Francis
PEO | Richard Francis [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 34,401,304
PEO | Richard Francis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,758,910
PEO | Richard Francis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,994,534
PEO | Richard Francis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Richard Francis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	647,860
PEO | Richard Francis [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Richard Francis [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,999,988)
PEO | Richard Francis [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,820,288
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,780,552
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,549,484
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	490,252
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,524,983)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0